UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-09931

The Prairie Fund

(Exact name of registrant as specified in charter)

801 41st Street, Suite 210, Miami Beach, Florida 33140

(Address of principal executive offices)

(Zip code)

Matthew Zuckerman, President of Zuckerman Management Associates, Inc.

801 41st Street, Suite 210, Miami Beach, Florida 33140

(Name and address of agent for service)

WITH COPIES TO:

Ethan W. Johnson

Morgan, Lewis & Bockius LLP

5300 Wachovia Financial Center

200 South Biscayne Boulevard

Miami, Florida 33131-2339

Registrant's telephone number, including area code: (305) 695-2848

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

The Prairie Fund

December 31, 2004

THE PRAIRIE FUND

THE PRAIRIE FUND

March 10, 2005

Dear Shareholders,

We finished slightly down for the year in 2004 but feel that we are well positioned for gain in 2005. During the year the markets were not buffeted by the wild gyrations of the past few years. The action of the securities markets seemed to return to the historic rationality that it has exhibited in the past. We did not manage to capture the increase in the market generally and as a result the net asset value suffered a small decline due to the weak performance in some of our investments combined with the expenses of registering the fund with the SEC for public offering and the issuance of shares at the end of the year as a result of a capital gains distribution. After taking all these factors into account, the final net asset value was $6.80 as compared to the $6.90 net asset value at the beginning of 2004. The S&P 500 rose 8.99% over the same period.  The reasons for our performance are manifold and can be stated with no degree of certainty at all.  However, it seems to me that the final drops of water had been squeezed out of the bubble.  Companies did what they had to do to clean up their balance sheets, and they rationalized their operations.  These moves paid off as they oversaw a return to positive cash flows during the course of the year.  In addition, the financial environment of the country became more favorable.  Interest rates were kept low, making equities a more desirable holding than fixed income securities.  Because of government policy, people felt that they had more spendable income and they spent it.  Funds piled up in pension and profit sharing plans that were predicated on returns that could hardly be achieved in the fixed income market, and so they had to return to the equities market.

Putting all of the above together seems to be a likely explanation of the stock market’s action. But of course, all of this is Monday morning quarterbacking.  It is very easy to look back and attempt to make sense of what was.  It is much more difficult to look forward with any degree of certainty.  We must follow the principles of intelligent investing, and trust that such a course will reward our efforts.

The changes that were made last year in the Fund’s portfolio were responsible the modest growth in the value of some of the Fund’s investments. No substantial changes were made during 2004. Going forward, it is my opinion that these changes position the Fund to participate better in the growing economy. Nevertheless, your fund manager is obviously not satisfied with the Fund’s performance to date. The entire portfolio is constantly under review for performance and for adherence to the Fund’s mission. With that in mind, we are looking forward to some restructuring of the portfolio to enhance performance and to reaffirm the principles upon which the Fund operates.

/s/Matthew M. Zuckerman

Zuckerman Management Associates

The shares of The Prairie Fund are not registered under the Securities Act of 1933, and as such, may be issued solely in private placement transactions that do not involve any “public offering” with the meaning of the 1933 Act.  Therefore, this communication does not constitute an offer to sell, or a solicitation of an offer to buy, the shares of the fund.

Average Annual Total Return
Through December 31, 2004

	The Prairie Fund		S&P 500 Total Return

	1 Year	-0.62%	1 Year	8.99%

01/01/00	Inception	-8.39%	Inception	-3.78%

COMPARATIVE PERFORMANCE CHART
ASSUMING INITIAL INVESTMENT OF $10,000
$12,000.00
$11,500.00
$11,000.00
$10,500.00
$10,000.00
$9,500.00
$9,000.00
$8,500.00
$8,000.00
$7,500.00
$7,000.00
$6,500.00
$6,000.00
$5,500.00
$5,000.00
$4,500.00
$4,000.00
Jan-00
Apr-00
Jul-00
Oct-00
Jan-01
Apr-01
Jul-01
Oct-01
Jan-02
Apr-02
Jul-02
Oct-02
Jan-03
Apr-03
Jul-03
Oct-03
Jan-04
Apr-04
Jul-04
Oct-04
The Prairie Fund $7,059
S&P 500 Index $8,328

Past performance is not indicative of future results.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

The Prairie Fund

		Schedule of Investments
		December 31, 2004
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Beverage
5,000	Coca Cola Co.	208,150
2,000	Pepsico, Inc.	104,400
		312,550	12.56%
Communications Equipment
10,000	Lucent Technologies, Inc. *	37,600	1.51%

Communication Services
145	Avaya, Inc. *	2,494
4,800	Nextel Communications, Inc. Class A *	144,048
		146,542	5.89%

Computer/Office
1,000	International Business Machines, Inc.	98,580	3.96%

Conglomerate
5,000	General Electric Co.	182,500	7.34%

Converted Paper & Paperboard Products
1,000	Avery Dennison Corp.	59,970	2.41%

Data Processing
5,000	DST Systems, Inc. *	260,600	10.47%

Drugs
1,500	Bristol Myers Squibb Co.	38,430
5,000	Pfizer, Inc.	134,450
301	Medco Health Solutions, Inc. *	12,522
2,500	Merck & Co. Inc.	80,350
4,000	Schering-Plough Corp.	83,520
		349,272	14.04%
Drugs, Distribution
3,500	McKesson Corp.	110,110	4.43%

Drug Stores
2,000	Walgreen Co.	76,740	3.08%

Electric Services
1,000	Maine & Maritimes Corp.	26,350	1.06%

Fast Foods
4,000	McDonalds Corp.	128,240	5.16%

Food Processing
1,000	J.M. Smucker Company	47,070	1.89%

Furniture and Fixtures
2,500	Ethan Allen Interiors, Inc.	100,050	4.02%

Health
2,000	Smith & Nephew PLC +	103,520	4.16%

Holding Companies
3	Berkshire Hathaway, Inc. Class A *	263,700	10.60%

Household Products
3,000	Procter & Gamble Co.	165,240	6.64%

Medical Equipment & Supplies
150	Zimmer Holdings, Inc. *	12,018	0.48%

Semiconductors
107	Agere Systems, Inc. Class A *	147	0.01%

	Total Common Stocks (Cost - $2,807,693)	2,480,799	99.71%

Money Market Funds
39,127	UMB Money Market .81% **	39,127	1.57%

	Total Money Market Funds (Cost - $39,127)	39,127	1.57%

	Total Investments (Cost $2,846,820)	2,519,926	101.28%

	Liabilities in excess of other assets	(31,922)	-1.28%

	Net Assets	$ 2,488,004	100.00%

* Non-Income producing securities.
** Variable Rate Security; the coupon rate shown represents the rate at December 31,2004.
+ American Depository Receipt

The Prairie Fund

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment Securities at Market Value	$ 2,519,926
(Cost - 2,846,820)
Cash	1,000
Receivables:
Dividends and Interest	2,951
Prepaid Insurance	9,295
Total Assets	2,533,172
Liabilities:
Accrued Advisor Fees	2,120
Accrued Expenses	43,048
Total Liabilities	45,168

Net Assets	$ 2,488,004
Net Assets Consist of:
Paid In Capital	3,050,467
Accumulated Realized (Loss) on Investments - Net	(235,569)
Unrealized (Depreciation) on Investments - Net	(326,894)
Net Assets, for Shares Outstanding	$ 2,488,004
(unlimited number of shares authorized; no par value)
Net Asset Value and Redemption Price	$ 6.80
Per Share ($2,488,004/365,848 shares)
Offering Price Per Share	$ 6.80

The Prairie Fund

Statement of Operations
For the year ended December 31, 2004

Investment Income:
Dividends	$ 40,689
Interest	205
Total Investment Income	40,894
Expenses:
Legal fees	54,782
Insurance Expense	28,277
Management and Advisory fees (Note 3)	25,105
Transfer Agent & Fund Accounting Fees	12,060
Audit fees	9,553
Custodial Fees	3,770
Printing Expense	924
Registration Expense	109
Total Expenses	134,580

Net Investment (Loss)	(93,686)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	9,858
Change in Unrealized Appreciation (Depreciation) on Investments	68,983
Net Realized and Unrealized Gain on Investments	78,841

Net (Decrease) in Net Assets from Operations	$ (14,845)

The Prairie Fund

Statements of Changes in Net Assets
	1/1/2004	1/1/2003
	to	to
	12/31/2004	12/31/2003
From Operations:
Net Investment (Loss)	$ (93,686)	$ (88,612)
Net Realized Gain (Loss) on Investments	9,858	(165,843)
Change in Net Unrealized Appreciation	68,983	584,974
Increase (Decrease) in Net Assets from Operations	(14,845)	330,519
From Distributions to Shareholders:
Net Investment Income	0	0
Net Realized Gain from Security Transactions	(20,897)	(14,495)
Net (Decrease) from Distributions	(20,897)	(14,495)
From Capital Share Transactions:
Proceeds From Sale of Shares	0	0
Shares Issued on Reinvestment of Dividends	20,897	14,495
Cost of Shares Redeemed	0	(130,000)
Net Increase (Decrease) from Shareholder Activity	20,897	(115,505)

Net Increase (Decrease) in Net Assets	(14,845)	200,519

Net Assets at Beginning of Period	$ 2,502,849	$ 2,302,330
Net Assets at End of Period (Including undistributed net investment	$ 2,488,004	$ 2,502,849
income of $0 and $0, respectively)

Share Transactions:
Issued	0	0
Reinvested	3,068	2,072
Redeemed	0	(20,700)
Net increase (decrease) in shares	3,068	(18,628)
Shares outstanding beginning of period	362,780	381,408
Shares outstanding end of period	365,848	362,780

The Prairie Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	1/1/2004	1/1/2003	1/1/2002	1/1/2001	1/1/2000*
	to	to	to	to	to
	12/31/2004	12/31/2003	12/31/2002	12/31/2001	12/31/2000
Net Asset Value -
Beginning of Period	$ 6.90	$6.04	$ 8.16	9.98	10.00
Net Investment (Loss)	(0.26)	(0.24)	(0.18)	(0.26)	(0.07)
Net Gains or Losses on Securities
(realized and unrealized)	0.22	1.14	(1.78)	(1.56)	0.05
Total from Investment Operations	(0.04)	0.90	(1.96)	(1.82)	(0.02)
Distributions
(from net investment income)	0.00	0.00	0.00	0.00	0.00
Distributions (from capital gains)	(0.06)	(0.04)	(0.16)	0.00	0.00
Total Distributions	(0.06)	(0.04)	(0.16)	0.00	0.00
Net Asset Value -
End of Period	$ 6.80	$6.90	$ 6.04	$8.16	$9.98
Total Return (a)	(0.62)%	14.90%	(23.98)%	(18.24)%	(0.20)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	2,488	2,503	2,302	3,091	3,780

Ratio of Expenses to Average Net Assets - before reimbursements	5.38%	5.14%	3.65%	4.00%	2.60%
Ratio of Expenses to Average Net Assets - net of reimbursements	5.38%	5.14%	3.65%	4.00%	1.52%
Ratio of Net Loss to Average Net Assets - before reimbursements	(3.74)%	(3.82)%	(2.60)%	(3.00)%	(0.79)%
Ratio of Net Loss to Average Net Assets - net of reimbursments	(3.74)%	(3.82)%	(2.60)%	(3.00)%	(1.87)%
Portfolio Turnover Rate	0.00%	8.86%	1.81%	22.70%	23.84%

* commencement of operations.
(a) Total returns in the above table represent the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

THE PRAIRIE FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2004

1.)

ORGANIZATION

The Prairie Fund (“The Fund”) is a no load mutual fund advised by Zuckerman Management Associates, Inc. (“ZMA”). It was incorporated and elected S-Corporation status on May 25, 1999.  The Fund began operations on January 1, 2000 with in-kind contributions of appreciated marketable equity securities.  The Fund is also registered with the Securities and Exchange Commission (“SEC”) as a non-diversified, open-end management investment company, effective August 2, 2000.  On August 6, 2000 the entity reorganized as a Delaware business trust.

The Fund's shares are not currently available for sale to the public, but the Board of Trustees approved public registration under the Securities Act of 1933 and the Investment Company Act of 1940 at the March 30, 2004 Board of Trustees Meeting.  The Board of Trustees approved the filing of the updated Registration Statement on November 18, 2004 and public issuance is pending SEC approval.

The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues its objective by investing primarily in common stock issued by U.S. companies.

The Fund’s custodian is UMB Bank, NA based in Kansas City, Missouri, and the transfer agent is Mutual Shareholder Services, based in Cleveland, Ohio.

2.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Investments in securities traded on a national securities exchange (or reported on the Nasdaq national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term notes are stated at amortized cost, which approximates fair value.

Certain securities and assets of the Fund may be valued at fair value as determined in good faith by the Trustees or by persons acting at their direction pursuant to guidelines established by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time.

The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, such specific factors are also generally considered as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

INCOME RECOGNITION:

Security transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of specific identification.  Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

FEDERAL INCOME TAXES:

The Fund intends to qualify each year as a “regulated investment company” under Sub-Chapter M of the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

RECLASSIFICATIONS:

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and capital gain distributions determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. At December 31, 2004, the Fund reclassified net investment loss of $93,686 to reduce paid in capital.  This reclassification had no effect on net assets.

3.)

INVESTMENT ADVISORY AGREEMENT

Zuckerman Management Associates, Inc. (“ZMA”) serves as the Fund’s investment adviser, charging an annual management and investment advisory fee of 1.0% of the Fund’s average net assets.  ZMA furnishes an investment program for the Fund and makes investment decisions on behalf of the Fund and places all orders for the purchase and sale of portfolio securities subject to applicable investment objectives, policies and restrictions.  Pursuant to the Investment Advisory Agreement and subject to the oversight of the Trustees, ZMA also manages, supervises and conducts the other affairs and business of the Fund, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Fund.  The Fund pays its own expenses.  ZMA received management fees of $25,105 for the year ended December 31, 2004.  At December 31, 2004 there was a payable to ZMA in the amount of $2,120. Certain trustees and officers of the Fund are also officers or shareholders of the Manager.

4.)

INVESTMENT TRANSACTIONS

During the fiscal year ended December 31, 2004, purchases and sales of investment securities were $0 and $27,484, respectively.

The aggregate cost of securities for federal income tax purposes was $1,564,736 at December 31, 2004.

At December 31, 2004, the net unrealized appreciation on a tax basis was as follows:

Gross Appreciation	Gross (Depreciation)	Net Appreciation
1,125,231	(170,041)	955,190

5.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2004, Matthew M. Zuckerman, the primary stockholder of ZMA, as well as members of the primary stockholder’s family, in the form of Trusts, constitute 100% of the Fund’s ownership.

6.) DISTRIBUTIONS TO SHAREHOLDERS

On March 3, 2004, a distribution of $0.0017 was declared.  The distribution was paid on March 4, 2004 to shareholders of record on March 3, 2004. On December 30, 2004, a distribution of $0.05589 was declared.  The distribution was paid on December 31, 2004 to shareholders of record on December 30, 2004.

The tax character of distributions paid during the fiscal years 2004 and 2003 were as follows:

Distributions paid from:	2004	2003
Ordinary Income	$ 0	$ 0
Short-Term Capital Gain	0	0
Long-Term Capital Gain	20,897	14,495
	$ 20,897	$ 14,495

As of December 31, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$0
Undistributed long-term (accumulated losses)	(1,517,653)
Undistributed appreciation	955,190
$ (562,463)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable to the difference in original cost basis of securities owned and the market value of securities at the time of transfer.

7.) CHANGE OF ACCOUNTANTS

On November 18, 2004, the Fund’s Audit Committee and Board of Trustees selected Cohen McCurdy, Ltd. (“Cohen”) to replace McCurdy & Associates CPA’s, Inc. (“McCurdy”) as the Fund’s auditors for the fiscal year ending December 31, 2004, to be effective upon resignation of McCurdy.

On November 18, 2004, upon receipt of notice that Cohen was selected as the Fund’s auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund.  McCurdy’s report dated January 6, 2004 on the Fund’s financial statements for the fiscal year ended December 31, 2003 contained no adverse opinion or disclaimer of opinion nor was it qualified or modified as to uncertainty, audit scope or accounting principles.  During the period January 6, 2004 through the date of engagement of Cohen, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its report on the Fund’s financial statements for such period.

Neither the Fund nor anyone on its behalf consulted with Cohen on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

THE PRAIRIE FUND

BOARD OF TRUSTEES

BOARD OF TRUSTEES

(UNAUDITED)

Name and Age	Position(s) Held With Board	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
Matthew M. Zuckerman Age: 74	Chairman of the Board of Trustees and President of the Fund since 2000	President of Zuckerman Management Associates, Inc. President of the investment adviser. Principal occupation was dentistry, from which he retired as of May, 1999.

Member of the board of directors of Beth Israel Congregation in Miami Beach, Florida. Senior attending physician at Mount Sinai Hospital, as well as an adjunct professor at the University of Miami School of Medicine.

Nancy Z. Markovitch Age: 44	Trustee, Treasurer and Secretary of the Fund since 2000	Private Investor since 1990. Trustee for various trust funds for the benefit of her children and in this capacity has been active in the management of investments over a number of years.

Member of the executive board of directors of the Hillel Day School of Boca Raton. Chairman of the School’s Building Committee and Annual Fund Raising Committee.  Sits on the Security Committee of the Palm Beach County Jewish Federation.

Elias M. Herschmann, MD. Age: 66	Trustee, Member of the Fund’s Audit Committee since 2000.	Gastroenterologist	Serves on the Ethics Committees of the Miami Heart Institute and Aventura Hospital.
Jack Levine, CPA Age: 53	Trustee, Chairman of the Fund’s Audit Committee since 2000.	President of Jack Levine, PA, CPA’s.	Member of the Board of Directors, Vice-Chairman of the Executive Committee and Chairman of the Audit Committee of Beach Bank and SFBC International, in Miami Beach, Florida
Joseph Wiesel Age: 62	Trustee, Member of the Fund’s Audit Committee since 2000.	Financial Consultant. Chief Financial Officer of Ivory International, Inc. from 1992 until he retired in Spring 2000.	Treasurer of Beth Israel Congregation in Miami Beach.

THE PRAIRIE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

The Prairie Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Prairie Fund as of December 31, 2004, and the related statements of operations, and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statement of changes in net assets for the year ended December 31, 2003 and the financial highlights for the periods indicated prior to December 31, 2004 were audited by McCurdy & Associates CPA’s, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd.  McCurdy & Associates CPA’s, Inc. expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash held as of December 31, 2004 by correspondence with the Fund’s custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Prairie Fund as of December 31, 2004, the results of  its operations, changes in its net assets, and its financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

/s/Cohen McCurdy, Ltd.

Westlake, Ohio

February 22, 2005

Board of Trustees

Matthew M Zuckerman, President

Nancy Z Markovitch, Secretary/Treasurer

(Daughter of Matthew M Zuckerman)

Elias Herschmann, MD

Jack Levine CPA

Joseph Weisel

Investment Adviser

Zuckerman Management Associates, Inc.

801 41st Street, Suite 210

Miami Beach, FL  33140

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH  44141

Custodian

UMB Bank, NA

Mutual Fund Services

928 Grand Blvd., 10th Floor

Kansas City, MO  64106

Counsel

Morgan, Lewis & Bockius LLP

5300 Wachovia Financial Center

200 South Biscayne Blvd.

Miami, FL  33131-2339

Independent Auditors

Cohen McCurdy, Ltd.

826 Westpoint Parkway, Suite 1250

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Prairie Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

After discussion and evaluation of the accounting environment in which the Registrant operates, the Board of Trustees (the “Board”) have determined that it is not essential that the Registrant appoint an “Audit Committee financial expert” at the present time.  Upon careful review of the credentials of the Audit Committee members, the Board has determined that the Audit Committee members have sufficient financial expertise to address any issues that are likely to come before the Audit Committee.  Should the Board or Audit Committee members subsequently determine that it is necessary to appoint an “Audit Committee financial expert,” the Board believes it has one member who meets the qualifications to be considered an “Audit Committee financial expert.”

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2003

$ 11,494

FY 2004

$ 10,585

Note:  included in the 2004 numbers are estimates for taxes and consents, which have not yet been billed.

(b)

Audit-Related Fees

Registrant

Adviser

FY 2003

$ 0

$ 0

FY 2004

$ 0

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

Adviser

FY 2003

$ 785

$ 0

FY 2004

$ 975

$ 0

Nature of the fees:

Tax preparation.  Note:  included in the 2004 numbers are estimates for taxes and consents, which have not yet been billed.

(d)

All Other Fees

Registrant

Adviser

FY 2003

$ 0

$ N/A

FY 2004

$ 0

$ N/A

Nature of the fees:

N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

THE PRAIRIE FUND

AUDIT COMMITTEE CHARTER

1)

The Audit Committee (the “Committee”) shall be composed entirely of Trustees who are not “interested persons” of The Prairie Fund (the “Trust”) within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”).

2)

The purposes of the Committee are:

a)

to oversee the Trust’s accounting and financial reporting policies and practices, internal controls and, as deemed appropriate by the Committee, the internal controls of the Trust’s service providers;

b)

to oversee the quality and objectivity of the Trust’s financial statements and the independent audits thereof; and

c)

to act as a liaison between the Trust’s independent auditors and the Board of Trustees.

The function of the Committee is oversight; it is not responsible for maintaining appropriate systems for accounting and internal control or planning or carrying out a proper audit.

3)

In furtherance of paragraph 2 above, the Committee shall have the following duties and powers:

a)

to determine the selection, retention or termination of auditors and, in connection therewith, to evaluate the independence of the auditors, including whether the auditors provide any consulting services to an investment advisor, based on information the Committee deems necessary or appropriate, including the auditors' specific representations as to their independence and any other information requested by the Committee;

b)

to approve (i) all audit and non-audit services that the Trust’s independent auditors provide to the Trust, and (ii) all non-audit services that the Trust’s independent auditors provide to the Trust’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides services to the Trust (“advisory affiliates”), if the engagement relates directly to the operations and financial reporting of the Trust.  De minimis non-audit services do not require pre-approval.1

c)

to meet with the Trust’s independent auditors, including private meetings as the Committee deems necessary or appropriate to: (i) review the arrangements for and scope of the annual audit and any special audits; (ii) discuss any matters of concern relating to the Trust’s financial statements, including any adjustments to such statements recommended by the auditors and the results of the audit(s); (iii) consider the auditors' comments with respect to the Trust’s financial policies, procedures and internal accounting controls; and (iv) review the form of opinion the auditors propose to render to the Board of Trustees and shareholders;

d)

to consider the effect upon the Trust and its portfolios of any changes in accounting principles or practices proposed by an investment advisor or the auditors based on information provided by the advisor or auditors, or any other information requested by the Committee;

e)

to resolve any disagreements between the Trust’s management and the Trust’s independent auditor concerning the Trust’s financial reporting;

f)

to establish the fees charged by the auditors for audit services, and to review the fees charged by the auditors for non-audit services;

g)

to investigate any improprieties brought to the Committee’s attention in writing or otherwise actually known by the Committee or suspected improprieties (based on information provided to the Committee) in the Trust’s operations; and

h)

to report its activities to the Board of Trustees on a regular basis and to make such recommendations with respect to the above and other matters as the Committee may deem necessary or appropriate.

4)

The Committee shall establish, to the extent required by applicable law, procedures reasonably designed to:

a)

receive, retain and treat complaints that the Trust receives from any source about the Trust’s auditing, accounting, and internal accounting controls; and

b)

receive confidential, anonymous submissions from employees of the Trust, its investment adviser or its service providers about questionable accounting or auditing matters relating to the Trust.

5)

The Committee shall meet on a regular basis and may hold special meetings, as the Committee deems necessary or appropriate.  At any Committee meeting, one-half of the Committee members then in office constitutes a quorum.

6)

Committee members may appoint a Chairman of the Committee.  If a Chairman is appointed, he or she shall preside at all Committee meetings at which he or she is present and have such other duties and powers as may be determined by the Committee members.  The Chairman shall serve until he or she resigns, is removed by the Committee, or is replaced by a duly appointed successor.

7)

Any action of the Committee requires the vote of a majority of the Committee members then in office at any Committee meeting (or by one or more writings signed by such majority).

8)

As deemed necessary or appropriate by the Committee, the Committee shall meet with the Treasurer of the Trust and with internal auditors, if any, for the Trust’s service providers.

9)

The Committee shall have the resources and authority appropriate to discharge its responsibilities, including the authority to retain special counsel and other experts or consultants at the expense of a Trust (or the appropriate portfolio(s) thereof).

10)

The Committee shall review this charter periodically and recommend any material changes to the Board of Trustees.

11)

Any material amendments to this charter must be approved by both a majority of the Trustees then in office and a majority of the Independent Trustees then in office.

1

A non-audit service is de minimis if: (a) the total amount of the non-audit service is not more than 5% percent of the total amount of revenues paid to the auditor by the Trust, its investment adviser, and advisory affiliates that provide ongoing services to the Trust for services otherwise requiring audit committee pre-approval during the fiscal year in which the non-audit service was provided; (b) the Trust did not recognize these services as non-audit services at the time they were provided; and (c) these services are promptly brought to the attention of the Committee and the Committee approves them before the audit is complete.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2003

$ N/A

$ N/A

FY 2004

$ N/A

$ N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.  Not applicable.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of February 22, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Prairie Fund

By /s/ Matthew M. Zuckerman, President

     Matthew M. Zuckerman

     President

Date March 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew M. Zuckerman, President

      Matthew M. Zuckerman

      President

Date March 10, 2005